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Scout TrendStar Small Cap Fund (Prospectus Summary): | Scout TrendStar Small Cap Fund
Scout TrendStar Small Cap Fund

Scout Funds

Scout TrendStar Small Cap Fund

Supplement dated September 9, 2011 to the Prospectus dated June 15, 2011 for the

Scout TrendStar Small Cap Fund

The performance bar chart information for the Scout TrendStar Small Cap Fund contained on page 11 of the Prospectus is deleted in its entirety and replaced by the following:

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Annual Total Return as of December 31 of Each Year

X
- Details
Name:	ck0001105128_SupplementTextBlock
Namespace Prefix:	ck0001105128
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Paragraph 2
-Subparagraph instructions
-Clause 3
-Exhibit a
-Subsection b

+ Details
Name:	rr_AnnualReturn2004
Namespace Prefix:	rr
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Paragraph 2
-Subparagraph ii
-Subsection b

+ Details
Name:	rr_AnnualReturn2005
Namespace Prefix:	rr
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Paragraph 2
-Subparagraph ii
-Subsection b

+ Details
Name:	rr_AnnualReturn2006
Namespace Prefix:	rr
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Paragraph 2
-Subparagraph instructions
-Clause 3
-Exhibit a
-Subsection b

+ Details
Name:	rr_AnnualReturn2007
Namespace Prefix:	rr
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Paragraph 2
-Subparagraph ii
-Subsection b

+ Details
Name:	rr_AnnualReturn2008
Namespace Prefix:	rr
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Paragraph 2
-Subparagraph instructions
-Clause 3
-Exhibit a
-Subsection b

+ Details
Name:	rr_AnnualReturn2009
Namespace Prefix:	rr
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Paragraph 2
-Subparagraph ii
-Subsection b

+ Details
Name:	rr_AnnualReturn2010
Namespace Prefix:	rr
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Bar Chart and Table.

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Paragraph 2
-Subsection b

+ Details
Name:	rr_BarChartHeading
Namespace Prefix:	rr
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to BarChartData.

+ Details
Name:	rr_BarChartTableTextBlock
Namespace Prefix:	rr
Data Type:	us-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Summary Investment Objectives/Goals Include the following information, in plain English under rule 421(d) under the Securities Act, in the order and subject matter indicated

+ References

Reference 1: 1
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 2

+ Details
Name:	rr_RiskReturnHeading
Namespace Prefix:	rr
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration